SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per ordinary share (Details)	9 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Numerator: Earnings allocable to Ordinary Shares
Interest Income	$ 91,362
Net Earnings	(9,188,357)
Redeemable Class A Common Stock
Numerator: Earnings allocable to Ordinary Shares
Interest Income	91,362
Net Earnings	$ 91,362
Denominator: Weighted Average Ordinary Shares
Weighted average ordinary shares Basic and Diluted | shares	23,000,000
Earnings/Basic and Diluted Ordinary Shares | $ / shares	$ 0.00
Non Redeemable Class B Common Stock
Numerator: Earnings allocable to Ordinary Shares
Net Earnings	$ (9,188,357)
Redeemable Net Earnings	(91,362)
Non-Redeemable Net Loss	$ (9,279,719)
Denominator: Weighted Average Ordinary Shares
Weighted average ordinary shares Basic and Diluted | shares	5,529,817
Earnings/Basic and Diluted Ordinary Shares | $ / shares	$ (1.68)